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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Litespeed Management LLC

Address: 237 Park Ave
        8th Floor
        New York, NY 10022



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    11/14/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


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9/30/2005 - Form 13F
Page 1

                           FORM 13F INFORMATION TABLE

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

       ITEM1             ITEM2          ITEM3        ITEM4         ITEM5             ITEM 6       ITEM 7           ITEM 8
       -----             -----          -----        -----         -----             ------       ------           ------
  Name of Issuer      Title of Class    Cusip     Fair Market  Shares of          Investment     Managers     Voting Authority
                                                   Value       Principal         Discretion
                                                                Amount      Sole  Shared  Other              Sole    Shared  Other
ABX AIR INC           OTC EQ           00080S101    6,280,790   765,950 N   X                    LITE         765950  0      0
ANCHOR GLASS
 CONTAINER COR        OTC EQ           03304B300      166,125 1,329,000 N   X                    LITE        1329000  0      0
BIOVERIS
 CORPORATION          OTC EQ           090676107    1,728,266   296,953 N   X                    LITE         296953  0      0
CHAPARRAL STEEL CO    OTC EQ           159423102   11,060,685   438,568 N   X                    LITE         438568  0      0
EAGLE MATERIALS
 INC                  OTC EQ           26969P207    8,677,500    75,000 N   X                    LITE          75000  0      0
HOLLINGER
 INTERNATIONAL        COMMON           435569108   10,688,860 1,090,700 N   X                    LITE        1090700  0      0
ICO GLOBAL
 COMMUNICATIONS       OTC EQ           44930K108      907,500   181,500 N   X                    LITE         181500  0      0
ISHARES TR RUSSELL
 2000 IND             CALL OP          464287630    1,155,000 1,400,000 C   X                    LITE        1400000  0      0
ISHARES TR RUSSELL
 2000 IND             PUT OP           464287630    2,167,500 2,100,000 P   X                    LITE        2100000  0      0
JOHNSON OUTDOORS
 INC CL A             OTC EQ           479167108    3,840,313   230,511 N   X                    LITE         230511  0      0
KEY ENERGY
 SERVICES INC         OTC EQ           492914106   12,710,075   861,700 N   X                    LITE         861700  0      0
KANSAS CITY
 SOUTHERN INDS        COMMON           485170302   18,034,947   773,700 N   X                    LITE         773700  0      0
KANSAS CITY
 SOUTHERN INDS        PUT OP           485170302       35,000   100,000 P   X                    LITE         100000  0      0
LABRANCHE & CO INC    PUT OP           505447102        4,260    28,400 P   X                    LITE          28400  0      0
QUILMES INDL
 QUINSA SOCIET        COMMON           74838Y207      600,768    19,200 N   X                    LITE          19200  0      0
SOUTHWEST AIRLINES
 CO                   PUT OP           844741108      100,000   400,000 P   X                    LITE         400000  0      0
MILLENNIUM
 BANKSHARES CORP      OTC EQ           60037B106    1,050,272   136,399 N   X                    LITE         136399  0      0
MAGNA ENTERTAINMENT
 CORP                 OTC EQ           559211107   12,777,876 1,918,600 N   X                    LITE        1918600  0      0
MIRANT CORP           OTC EQ           604675108    4,430,037 3,097,928 N   X                    LITE        3097928  0      0
ALTRIA GROUP INC      COMMON           02209S103   20,362,388   276,250 N   X                    LITE         276250  0      0
CALL MONOLITHIC
 OCT 7.5              CALL O           6098425JU          250    10,000 C   X                    LITE          10000  0      0
MONOLITHIC SYSTEM
 TECH INC             OTC EQ           609842109    8,922,943 1,631,251 N   X                    LITE        1631251  0      0
MORGAN STANLEY        PUT OP           617446448       17,000    10,000 P   X                    LITE          10000  0      0
MAYTAG CORP           PUT OP           578592107       23,375   467,500 P   X                    LITE         467500  0      0
NORTHERN OFFSHORE     OTC EQ           G6635W102    1,300,000   500,000 N   X                    LITE         500000  0      0
NORTHWESTERN CORP     OTC EQ           668074115       97,851    23,866 N   X                    LITE          23866  0      0
PHH CORP NEW          COMMON           693320202   16,011,926   583,100 N   X                    LITE         583100  0      0
PACKAGING DYNAMICS
 CORP                 OTC EQ           695160101    5,295,367   420,601 N   X                    LITE         420601  0      0
PRICE
 COMMUNICATIONS
 CORP                 COMMON           741437305    4,749,395   288,717 N   X                    LITE         288717  0      0
NASDAQ 100 TR         CALL OP          631100104      191,250   900,000 C   X                    LITE         900000  0      0
NASDAQ 100 TR         PUT OP           631100104      618,750   750,000 P   X                    LITE         750000  0      0
GRUPO TMM S A
 DE CV                COMMON           40051D105   15,700,130 3,829,300 N   X                    LITE        3829300  0      0
TEXAS INDUSTRIES
 INC                  COMMON           882491103   10,983,360   201,900 N   X                    LITE         201900  0      0
EXIDE TECHNOLOGIES    OTC EQ           302051206    5,987,354 1,178,613 N   X                    LITE        1178613  0      0
ZILOG INC NEW         OTC EQ           989524301    3,012,895 1,141,248 N   X                    LITE        1141248  0      0
                                                  -----------


                      Total Under Management:     189,690,008
                                                  ===========
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